Subsequent Events (FY) (Details)		3 Months Ended	6 Months Ended	9 Months Ended
	Apr. 19, 2018 shares	Oct. 04, 2017 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Mar. 31, 2018 USD ($) shares
Subsequent Event [Line Items]
Issuance of post-split stock (in shares)				620,000
Issuance of common stock for cash | $			$ 205,000	$ 120,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of post-split stock (in shares)			0	620,000
Issuance of common stock for cash | $			$ 0	$ 620
Subsequent Event [Member]
Subsequent Event [Line Items]
Options outstanding (in shares)		3,240,000
Options exercise price (in dollars per share) | $ / shares		$ 0.25
Options vesting term periods		5
Options vesting period		6 months
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of post-split stock (in shares)	869,565	380,000
Purchase price (in dollars per share) | $ / shares		$ 0.50
Issuance of common stock for cash | $		$ 190,000